UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2011

Date of reporting period: October 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Small Cap Growth Portfolio

Portfolio of Investments

October 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.3%
Information Technology - 30.1%
Communications Equipment - 6.3%
ADTRAN, Inc.	203,300	$6,560,491
Aruba Networks, Inc. (a)	245,086	5,369,834
Infinera Corp. (a)	450,210	3,687,220
Ixia (a)	149,100	2,333,415
Netgear, Inc. (a)	142,900	4,402,749
Riverbed Technology, Inc. (a)	100,970	5,809,814

		28,163,523

Internet Software & Services - 2.9%
DealerTrack Holdings, Inc. (a)	275,720	5,326,910
IntraLinks Holdings, Inc. (a)	138,830	3,036,212
LogMeIn, Inc. (a)	117,970	4,686,948

		13,050,070

IT Services - 2.5%
Camelot Information Systems, Inc. (ADR) (a)	115,130	1,845,534
RightNow Technologies, Inc. (a)	130,000	3,395,600
VeriFone Systems, Inc. (a)	174,130	5,890,818

		11,131,952

Semiconductors & Semiconductor Equipment - 6.4%
Atheros Communications, Inc. (a)	138,540	4,300,282
Fairchild Semiconductor International, Inc. (a)	535,350	6,033,394
Hittite Microwave Corp. (a)	70,360	3,635,501
Netlogic Microsystems, Inc. (a)	129,566	3,894,754
ON Semiconductor Corp. (a)	410,239	3,146,533
Skyworks Solutions, Inc. (a)	166,380	3,811,766
Teradyne, Inc. (a)	360,900	4,056,516

		28,878,746

Software - 12.0%
Aspen Technology, Inc. (a)	301,653	3,378,514
Concur Technologies, Inc. (a)	128,900	6,653,818
Fortinet, Inc. (a)	220,259	6,607,770
Informatica Corp. (a)	111,470	4,535,714
MICROS Systems, Inc. (a)	124,990	5,673,296
Radiant Systems, Inc. (a)	307,337	5,996,145
RealD, Inc. (a)	197,120	4,123,750
SuccessFactors, Inc. (a)	224,070	6,076,778
Taleo Corp. (a)	154,140	4,422,277
TIBCO Software, Inc. (a)	339,470	6,524,614

		53,992,676

		135,216,967

Consumer Discretionary - 19.7%
Distributors - 1.2%
LKQ Corp. (a)	252,510	5,489,568

Company	Shares	U.S. $ Value
Diversified Consumer Services - 1.5%
K12, Inc. (a)	116,469	$3,250,650
Strayer Education, Inc.	25,710	3,595,029

		6,845,679

Hotels, Restaurants & Leisure - 6.6%
Gaylord Entertainment Co. (a)	215,200	7,174,768
Great Wolf Resorts, Inc. (a)	663,040	1,564,774
Life Time Fitness, Inc. (a)	165,740	5,988,186
Orient-Express Hotels Ltd.-Class A (a)	453,090	5,736,120
Panera Bread Co.-Class A (a)	47,200	4,224,872
Texas Roadhouse, Inc.-Class A (a)	327,378	5,028,526

		29,717,246

Household Durables - 1.2%
Tempur-Pedic International, Inc. (a)	149,520	5,158,440

Media - 2.5%
Lamar Advertising Co. (a)	156,260	5,311,277
National CineMedia, Inc.	325,640	6,030,853

		11,342,130

Specialty Retail - 6.2%
Citi Trends, Inc. (a)	133,690	2,804,816
Dick’s Sporting Goods, Inc. (a)	183,990	5,302,592
Select Comfort Corp. (a)	526,930	4,378,788
Tractor Supply Co.	144,050	5,704,380
Ulta Salon Cosmetics & Fragrance, Inc. (a)	172,100	5,281,749
Zumiez, Inc. (a)	175,572	4,603,498

		28,075,823

Textiles, Apparel & Luxury Goods - 0.5%
Vera Bradley, Inc. (a)	79,115	2,163,795

		88,792,681

Health Care - 19.4%
Biotechnology - 4.3%
Alexion Pharmaceuticals, Inc. (a)	63,980	4,369,834
Arqule, Inc. (a)	202,923	1,120,135
Human Genome Sciences, Inc. (a)	50,490	1,357,171
Incyte Corp. Ltd. (a)	132,240	2,203,118
Ironwood Pharmaceuticals, Inc. (a)	136,760	1,530,344
Pharmasset, Inc. (a)	44,170	1,656,375
Protalix BioTherapeutics, Inc. (a)	147,880	1,428,521
Regeneron Pharmaceuticals, Inc. (a)	39,520	1,030,682
United Therapeutics Corp. (a)	78,270	4,696,200

		19,392,380

Health Care Equipment & Supplies - 4.0%
Align Technology, Inc. (a)	214,280	3,649,189
ResMed, Inc. (a)	127,800	4,072,986
Sirona Dental Systems, Inc. (a)	96,900	3,648,285
Volcano Corp. (a)	182,310	4,452,010

Company	Shares	U.S. $ Value
Zoll Medical Corp. (a)	67,530	$2,196,751

		18,019,221

Health Care Providers & Services - 6.3%
Centene Corp. (a)	168,170	3,753,554
Emergency Medical Services Corp. (a)	96,890	5,268,878
Healthspring, Inc. (a)	127,641	3,725,841
HMS Holdings Corp. (a)	93,490	5,619,684
IPC The Hospitalist Co., Inc. (a)	152,890	4,897,067
Magellan Health Services, Inc. (a)	111,720	5,362,560

		28,627,584

Health Care Technology - 2.0%
MedAssets, Inc. (a)	174,700	3,238,938
SXC Health Solutions Corp. (a)	145,850	5,682,316

		8,921,254

Pharmaceuticals - 2.8%
Ardea Biosciences, Inc. (a)	65,731	1,401,385
Impax Laboratories, Inc. (a)	208,000	3,918,720
MAP Pharmaceuticals, Inc. (a)	88,400	1,346,332
Nektar Therapeutics (a)	146,210	2,130,279
Salix Pharmaceuticals Ltd. (a)	97,460	3,686,912

		12,483,628

		87,444,067

Industrials - 18.4%
Aerospace & Defense - 1.8%
Hexcel Corp. (a)	298,100	5,297,237
Keyw Holding Corp. (The) (a)	236,813	3,007,525

		8,304,762

Air Freight & Logistics - 1.0%
Atlas Air Worldwide Holdings, Inc. (a)	85,450	4,465,617

Building Products - 1.0%
Simpson Manufacturing Co., Inc.	171,680	4,563,254

Commercial Services & Supplies - 1.1%
Interface, Inc.	355,820	5,120,250

Electrical Equipment - 2.6%
AMETEK, Inc.	99,020	5,352,031
Baldor Electric Co.	150,720	6,333,254

		11,685,285

Machinery - 6.5%
Actuant Corp.-Class A	213,150	4,789,480
Bucyrus International, Inc.-Class A	85,960	5,859,034
IDEX Corp.	130,410	4,705,193
Lincoln Electric Holdings, Inc.	77,490	4,630,802
Middleby Corp. (a)	20,171	1,505,967
RBC Bearings, Inc. (a)	110,040	3,666,533
Valmont Industries, Inc.	48,970	3,861,284

		29,018,293

Company	Shares	U.S. $ Value
Marine - 0.9%
Kirby Corp. (a)	98,520	$4,235,375

Professional Services - 1.4%
TrueBlue, Inc. (a)	435,290	6,115,825

Road & Rail - 2.1%
Genesee & Wyoming, Inc.-Class A (a)	104,352	4,824,193
Knight Transportation, Inc.	249,040	4,450,345

		9,274,538

		82,783,199

Financials - 5.2%
Capital Markets - 3.7%
Affiliated Managers Group, Inc. (a)	53,030	4,539,898
Greenhill & Co., Inc.	51,750	4,019,423
KBW, Inc.	138,480	3,503,544
Stifel Financial Corp. (a)	89,910	4,260,835

		16,323,700

Commercial Banks - 0.8%
Iberiabank Corp.	60,320	3,139,656
Signature Bank (a)	10,600	447,744

		3,587,400

Consumer Finance - 0.7%
Green Dot Corp. (a)	63,391	3,220,263

		23,131,363

Energy - 4.2%
Energy Equipment & Services - 2.6%
Complete Production Services, Inc. (a)	166,350	3,897,581
Dril-Quip, Inc. (a)	62,540	4,321,514
Oceaneering International, Inc. (a)	54,320	3,360,778

		11,579,873

Oil, Gas & Consumable Fuels - 1.6%
Cabot Oil & Gas Corp.	125,830	3,646,554
SM Energy Co.	92,440	3,852,899

		7,499,453

		19,079,326

Materials - 1.2%
Chemicals - 1.2%
Solutia, Inc. (a)	293,930	5,323,072

Consumer Staples - 1.1%
Food Products - 1.1%
Green Mountain Coffee Roasters, Inc. (a)	152,960	5,046,151

Total Common Stocks (cost $345,078,938)		446,816,826

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.0%
Investment Companies - 1.0%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.17%(b) (cost $4,586,382)	4,586,382	$4,586,382

Total Investments - 100.3% (cost $349,665,320)(c)		451,403,208
Other assets less liabilities - (0.3)%		(1,500,177)

Net Assets - 100.0%		$449,903,031

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of October 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $109,274,424 and gross unrealized depreciation of investments was $(7,536,536), resulting in net unrealized appreciation of $101,737,888.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Small Cap Growth Portfolio

October 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$446,816,826	$—	$—	$446,816,826
Short-Term Investments	4,586,382	—	—	4,586,382

Total Investments in Securities	451,403,208	—	—	451,403,208
Other Financial Instruments*	—	—	—	—

Total	$451,403,208	$—	$—	$451,403,208

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Market Neutral Strategy -US

Portfolio of Investments

October 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.6%
Consumer Discretionary - 17.5%
Diversified Consumer Services - 1.3%
Sotheby’s	600	$26,304

Hotels, Restaurants & Leisure - 3.2%
Cracker Barrel Old Country Store, Inc.	700	37,723
Starwood Hotels & Resorts Worldwide, Inc.	500	27,070

		64,793

Household Durables - 1.3%
Garmin Ltd. (a)	500	16,420
Harman International Industries, Inc. (a)(b)	300	10,065

		26,485

Media - 4.0%
DIRECTV-Class A (a)(b)	1,200	52,152
Liberty Media Corp.-Capital (b)	500	28,770

		80,922

Multiline Retail - 0.5%
Target Corp.	200	10,388

Specialty Retail - 4.2%
Advance Auto Parts, Inc. (a)	400	25,992
JOS A Bank Clothiers, Inc. (b)	200	8,720
Ross Stores, Inc. (a)	200	11,798
TJX Cos., Inc. (a)	800	36,712

		83,222

Textiles, Apparel & Luxury Goods - 3.0%
Coach, Inc.	1,200	60,000

		352,114

Industrials - 15.4%
Air Freight & Logistics - 1.8%
FedEx Corp.	400	35,088

Airlines - 1.9%
Alaska Air Group, Inc. (b)	300	15,840
JetBlue Airways Corp. (b)	3,200	22,336

		38,176

Building Products - 1.0%
Armstrong World Industries, Inc. (a)(b)	500	20,875

Commercial Services & Supplies - 0.5%
Covanta Holding Corp.	600	9,468

Industrial Conglomerates - 0.6%
Textron, Inc.	600	12,492

Machinery - 5.6%
Joy Global, Inc.	300	21,285
Pall Corp. (a)	500	21,335
Terex Corp. (b)	400	8,980
Timken Co. (a)	800	33,136

Company	Shares	U.S. $ Value
Toro Co. (The)	500	$28,380

		113,116

Road & Rail - 4.0%
CSX Corp.	300	18,435
Norfolk Southern Corp. (a)	300	18,447
Ryder System, Inc. (a)	200	8,750
Union Pacific Corp.	400	35,072

		80,704

		309,919

Financials - 14.1%
Capital Markets - 0.8%
Goldman Sachs Group, Inc. (The)	100	16,095

Commercial Banks - 1.8%
City National Corp. (a)	200	10,314
Fifth Third Bancorp	1,200	15,072
PNC Financial Services Group, Inc.	200	10,780

		36,166

Consumer Finance - 2.9%
Capital One Financial Corp.	600	22,362
Discover Financial Services (a)	2,000	35,300

		57,662

Diversified Financial Services - 2.1%
Bank of America Corp.	1,200	13,728
CME Group, Inc.-Class A	100	28,965

		42,693

Insurance - 4.7%
Arch Capital Group Ltd. (a)(b)	300	25,917
Aspen Insurance Holdings Ltd.	600	17,022
Montpelier Re Holdings Ltd.	1,200	21,984
Platinum Underwriters Holdings Ltd.	700	30,135

		95,058

Real Estate Investment Trusts (REITs) - 1.8%
SL Green Realty Corp. (a)	200	13,144
Weyerhaeuser Co.	1,400	22,708

		35,852

		283,526

Information Technology - 13.1%
Communications Equipment - 3.7%
EchoStar Corp. (a)(b)	900	19,080
Loral Space & Communications, Inc. (a)(b)	600	33,378
QUALCOMM, Inc. (a)	500	22,565

		75,023

Computers & Peripherals - 1.3%
Lexmark International, Inc.-Class A (a)(b)	700	26,621

Electronic Equipment, Instruments & Components - 1.9%
Celestica, Inc. (b)	1,500	12,630

Company	Shares	U.S. $ Value
Tech Data Corp. (b)	600	$25,794

		38,424

IT Services - 3.3%
Accenture PLC-Class A (a)	600	26,826
DST Systems, Inc.	900	38,943

		65,769

Semiconductors & Semiconductor Equipment - 0.9%
Intel Corp. (a)	900	18,063

Software - 2.0%
Citrix Systems, Inc. (a)(b)	200	12,814
Microsoft Corp.	400	10,656
Red Hat, Inc. (b)	400	16,904

		40,374

		264,274

Health Care - 12.4%
Biotechnology - 2.4%
Amgen, Inc. (b)	300	17,157
Cubist Pharmaceuticals, Inc. (b)	500	11,640
Incyte Corp. Ltd. (b)	1,200	19,992

		48,789

Health Care Equipment & Supplies - 1.8%
CareFusion Corp. (b)	1,500	36,210

Health Care Providers & Services - 5.0%
Cardinal Health, Inc.	900	31,221
Express Scripts, Inc.-Class A (b)	600	29,112
Humana, Inc. (a)(b)	700	40,803

		101,136

Life Sciences Tools & Services - 1.0%
Bruker Corp. (b)	1,300	19,487

Pharmaceuticals - 2.2%
Bristol-Myers Squibb Co.	700	18,830
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	500	25,950

		44,780

		250,402

Consumer Staples - 8.2%
Beverages - 2.3%
Hansen Natural Corp. (b)	900	46,089

Food Products - 1.5%
Bunge Ltd.	500	30,035

Household Products - 1.5%
Colgate-Palmolive Co.	400	30,848

Tobacco - 2.9%
Philip Morris International, Inc.	1,000	58,500

Company	Shares	U.S. $ Value
		$165,472

Energy - 7.3%
Energy Equipment & Services - 1.5%
Exterran Holdings, Inc. (b)	800	20,136
SEACOR Holdings, Inc. (b)	100	9,475

		29,611

Oil, Gas & Consumable Fuels - 5.8%
Chevron Corp. (a)	300	24,783
ConocoPhillips (a)	700	41,580
Sunoco, Inc. (a)	1,000	37,470
Teekay Corp. (a)	400	12,720

		116,553

		146,164

Materials - 3.9%
Chemicals - 0.5%
Cytec Industries, Inc.	200	9,904

Metals & Mining - 1.9%
Freeport-McMoRan Copper & Gold, Inc. (a)	400	37,872

Paper & Forest Products - 1.5%
Domtar Corp. (a)	400	31,744

		79,520

Telecommunication Services - 2.2%
Wireless Telecommunication Services - 2.2%
Rogers Communications, Inc. (a)	1,200	43,740

Utilities - 1.5%
Independent Power Producers & Energy Traders - 1.5%
NRG Energy, Inc. (b)	1,500	29,865

Total Common Stocks (cost $1,797,735)		1,924,996

SHORT-TERM INVESTMENTS - 8.8%
Investment Companies - 8.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.17% (c) (cost $178,163)	178,163	178,163

Total Investments - 104.4% (cost $1,975,898)		2,103,159

SECURITIES SOLD SHORT - (88.0)%
Information Technology - (15.7)%
Communications Equipment - (2.0)%
JDS Uniphase Corp. (b)	(900)	(9,459)
Juniper Networks, Inc. (b)	(400)	(12,956)
Research In Motion Ltd. (b)	(300)	(17,085)

		(39,500)

Computers & Peripherals - (1.2)%
EMC Corp. (b)	(500)	(10,505)

Company	Shares	U.S. $ Value
Hewlett-Packard Co.	(300)	$(12,618)

		(23,123)

Electronic Equipment, Instruments & Components - (3.9)%
Amphenol Corp.-Class A	(200)	(10,026)
FLIR Systems, Inc. (b)	(600)	(16,704)
Molex, Inc.	(1,000)	(20,300)
Trimble Navigation Ltd. (b)	(900)	(32,256)

		(79,286)

IT Services - (2.3)%
Alliance Data Systems Corp. (b)	(200)	(12,144)
Cognizant Technology Solutions Corp.-Class A (b)	(200)	(13,038)
Fidelity National Information Services, Inc.	(400)	(10,840)
Paychex, Inc.	(400)	(11,080)

		(47,102)

Office Electronics - (1.2)%
Xerox Corp.	(2,000)	(23,400)

Semiconductors & Semiconductor Equipment - (4.1)%
Altera Corp.	(500)	(15,605)
Avago Technologies Ltd. (b)	(600)	(14,808)
Linear Technology Corp.	(600)	(19,338)
MEMC Electronic Materials, Inc. (b)	(1,000)	(12,820)
National Semiconductor Corp.	(800)	(10,960)
Varian Semiconductor Equipment Associates, Inc. (b)	(300)	(9,801)

		(83,332)

Software - (1.0)%
Nuance Communications, Inc. (b)	(600)	(9,426)
Parametric Technology Corp. (b)	(500)	(10,735)

		(20,161)

		(315,904)

Industrials - (14.5)%
Airlines - (1.1)%
AMR Corp. (b)	(2,800)	(22,064)

Building Products - (0.4)%
Lennox International, Inc.	(200)	(8,202)

Commercial Services & Supplies - (4.2)%
Iron Mountain, Inc.	(700)	(15,253)
Pitney Bowes, Inc.	(1,900)	(41,686)
Republic Services, Inc.-Class A	(900)	(26,829)

		(83,768)

Construction & Engineering - (0.5)%
Quanta Services, Inc. (b)	(500)	(9,830)

Machinery - (3.6)%
Bucyrus International, Inc.-Class A	(400)	(27,264)
Ingersoll-Rand PLC	(300)	(11,793)
Navistar International Corp. (b)	(500)	(24,090)

Company	Shares	U.S. $ Value
Pentair, Inc.	(300)	$(9,819)

		(72,966)

Marine - (0.6)%
Kirby Corp. (b)	(300)	(12,897)

Professional Services - (2.5)%
Dun & Bradstreet Corp.	(500)	(37,205)
Equifax, Inc.	(400)	(13,252)

		(50,457)

Road & Rail - (1.6)%
Hertz Global Holdings, Inc. (b)	(2,800)	(31,696)

		(291,880)

Consumer Discretionary - (14.4)%
Distributors - (1.0)%
LKQ Corp. (b)	(900)	(19,566)

Diversified Consumer Services - (0.5)%
Service Corp. International/US	(1,200)	(9,936)

Hotels, Restaurants & Leisure - (0.7)%
WMS Industries, Inc. (b)	(300)	(13,089)

Household Durables - (3.9)%
Fortune Brands, Inc.	(200)	(10,810)
Lennar Corp.-Class A	(700)	(10,157)
Pulte Group, Inc. (b)	(2,500)	(19,625)
Stanley Black & Decker, Inc.	(600)	(37,182)

		(77,774)

Media - (2.6)%
Cablevision Systems Corp.	(500)	(13,370)
DreamWorks Animation SKG, Inc. (b)	(500)	(17,650)
Regal Entertainment Group-Class A	(800)	(10,800)
Thomson Reuters Corp.	(300)	(11,475)

		(53,295)

Multiline Retail - (2.0)%
Dollar General Corp. (b)	(900)	(25,371)
JC Penney Co., Inc.	(500)	(15,590)

		(40,961)

Specialty Retail - (2.8)%
Abercrombie & Fitch Co.-Class A	(400)	(17,144)
O’Reilly Automotive, Inc. (b)	(400)	(23,400)
Tractor Supply Co.	(400)	(15,840)

		(56,384)

Textiles, Apparel & Luxury Goods - (0.9)%
Phillips-Van Heusen Corp.	(300)	(18,402)

		(289,407)

Financials - (14.3)%
Capital Markets - (0.5)%
Lazard Ltd.-Class A	(300)	(11,070)

Company	Shares	U.S. $ Value
Commercial Banks - (4.4)%
Associated Banc-Corp	(700)	$(8,869)
East West Bancorp, Inc.	(1,200)	(21,156)
Huntington Bancshares, Inc.	(2,000)	(11,340)
US Bancorp	(1,500)	(36,270)
Zions BanCorp.	(500)	(10,330)

		(87,965)

Consumer Finance - (1.2)%
American Express Co.	(600)	(24,876)

Diversified Financial Services - (1.3)%
Moody’s Corp.	(1,000)	(27,060)

Insurance - (4.3)%
AON Corp.	(300)	(11,925)
Berkshire Hathaway, Inc. (b)	(100)	(7,956)
Manulife Financial Corp.	(2,000)	(25,400)
Principal Financial Group, Inc.	(400)	(10,736)
Progressive Corp. (The)	(500)	(10,580)
Willis Group Holdings PLC	(600)	(19,080)

		(85,677)

Real Estate Management & Development - (1.1)%
CB Richard Ellis Group, Inc.-Class A (b)	(1,200)	(22,020)

Thrifts & Mortgage Finance - (1.5)%
First Niagara Financial Group, Inc.	(1,700)	(20,145)
New York Community Bancorp, Inc.	(600)	(10,158)

		(30,303)

		(288,971)

Health Care - (10.3)%
Health Care Equipment & Supplies - (3.8)%
Alere, Inc. (b)	(400)	(11,820)
Beckman Coulter, Inc.	(300)	(15,972)
Medtronic, Inc.	(700)	(24,647)
Stryker Corp.	(300)	(14,847)
Thoratec Corp. (b)	(300)	(9,792)

		(77,078)

Health Care Providers & Services - (1.8)%
DaVita, Inc. (b)	(200)	(14,350)
Henry Schein, Inc. (b)	(200)	(11,230)
Lincare Holdings, Inc.	(400)	(10,488)

		(36,068)

Life Sciences Tools & Services - (2.1)%
Covance, Inc. (b)	(300)	(14,097)
PerkinElmer, Inc.	(500)	(11,725)
QIAGEN NV (b)	(900)	(16,929)

		(42,751)

Pharmaceuticals - (2.6)%
Valeant Pharmaceuticals International, Inc.	(500)	(13,805)

Company	Shares	U.S. $ Value
Watson Pharmaceuticals, Inc. (b)	(800)	$(37,320)

		(51,125)

		(207,022)

Consumer Staples - (5.3)%
Beverages - (0.9)%
Dr Pepper Snapple Group, Inc.	(500)	(18,275)

Food & Staples Retailing - (1.2)%
SUPERVALU, Inc.	(2,200)	(23,738)

Food Products - (2.1)%
Del Monte Foods Co.	(900)	(12,906)
Mead Johnson Nutrition Co.-Class A	(500)	(29,410)

		(42,316)

Household Products - (1.1)%
Energizer Holdings, Inc. (b)	(300)	(22,434)

		(106,763)

Materials - (4.7)%
Construction Materials - (0.6)%
Vulcan Materials Co.	(300)	(10,953)

Containers & Packaging - (1.6)%
Bemis Co., Inc.	(1,000)	(31,760)

Metals & Mining - (2.5)%
Allegheny Technologies, Inc.	(400)	(21,076)
United States Steel Corp.	(700)	(29,953)

		(51,029)

		(93,742)

Energy - (4.3)%
Energy Equipment & Services - (1.8)%
FMC Technologies, Inc. (b)	(200)	(14,420)
Pride International, Inc. (b)	(400)	(12,128)
Weatherford International Ltd. (b)	(600)	(10,086)

		(36,634)

Oil, Gas & Consumable Fuels - (2.5)%
Atlas Energy, Inc. (b)	(300)	(8,736)
Magellan Midstream Partners LP	(200)	(10,798)
Plains Exploration & Production Co. (b)	(500)	(13,935)
Suncor Energy, Inc.	(500)	(16,005)

		(49,474)

		(86,108)

Utilities - (3.5)%
Electric Utilities - (1.9)%
PPL Corp.	(1,400)	(37,660)

Gas Utilities - (0.5)%
EQT Corp.	(300)	(11,232)

Independent Power Producers & Energy Traders - (1.1)%
AES Corp. (The) (b)	(1,900)	(22,686)

		(71,578)

Company	Shares	U.S. $ Value
Telecommunication Services - (1.0)%
Wireless Telecommunication Services - (1.0)%
Sprint Nextel Corp. (b)	(5,000)	$(20,600)

Total Securities Sold Short (proceeds $1,696,869)		(1,771,975)

Total Investments, Net of Securities Sold Short - 16.4% (cost $279,029) (d)		331,184
Other assets less liabilities - 83.6%		1,683,030

Net Assets - 100.0%		$2,014,214

CALL OPTIONS WRITTEN

Description	Contracts(e)	Exercise Price	Expiration Month	U.S. $ Value
Capital One Financial Corp.	6	$43.00	November 2010	$48
Coach, Inc.	12	48.00	November 2010	3,300
Fedex Corp.	4	95.00	November 2010	124
Goldman Sachs Group, Inc.	1	170.00	November 2010	90
Hansen Natural Corp.	9	55.00	November 2010	765
Microsoft Corp.	4	27.00	November 2010	160
(premiums received $1,837)

				$4,487

PUT OPTIONS WRITTEN

Description	Contracts(e)	Exercise Price	Expiration Month	U.S. $ Value
Allegheny Technologies, Inc.	4	$41.00	November 2010	$60
American Express Co.	6	37.00	November 2010	84
Bucyrus International, Inc.	4	60.00	November 2010	140
Cognizant Tech Solutions A	2	60.00	November 2010	240
JDS Uniphase Corp.	9	11.00	November 2010	801
Navistar International Corp.	5	40.00	November 2010	100
Phillips Van Heusen	3	55.00	November 2010	135
Research In Motion	3	42.50	November 2010	12
United States Steel Corp.	7	40.00	November 2010	511
(premiums received $1,974)

				$2,083

(a)	Securities, or a portion thereof, with an aggregate market value of $736,476 have been segregated to collateralize short sales.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of October 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $177,772 and gross unrealized depreciation of investments was $(125,617), resulting in net unrealized appreciation of $52,155.
(e)	One contract relates to 100 shares.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Market Neutral Strategy -US

October 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,924,996	$—	$—	$1,924,996
Short-Term Investments	178,163	—	—	178,163
Liabilities:
Common Stocks	(1,771,975)	—	—	(1,771,975)
Total Investments in Securities	331,184	—	—	331,184
Other Financial Instruments* :
Assets	—	—	—	—
Liabilities
Call Options Written	—	(4,487)	—	(4,487)
Put Options Written	—	(2,083)	—	(2,083)
Total	$ 331,184	$(6,570)	$ —	$ 324,614

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Market Neutral Strategy - Global

Portfolio of Investments

October 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 101.7%
Financials - 18.0%
Capital Markets - 2.6%
Ashmore Group PLC	1,000	$6,138
Azimut Holding SpA	1,300	13,258
Goldman Sachs Group, Inc. (The)	100	16,095
Hargreaves Lansdown PLC (a)	800	6,008
Mizuho Securities Co., Ltd.	4,000	8,499
Platinum Asset Management Ltd. (a)	1,100	5,184

		55,182

Commercial Banks - 3.9%
Bank of Nova Scotia	300	16,081
BOC Hong Kong Holdings Ltd.	2,000	6,278
Canadian Imperial Bank of Commerce	200	15,341
Hang Seng Bank Ltd. (a)	900	13,152
Industrial & Commercial Bank of China-Class H (a)	14,000	11,311
Oversea-Chinese Banking Corp. Ltd. (a)	1,000	6,985
Westpac Banking Corp. (a)	500	11,133

		80,281

Consumer Finance - 0.9%
Capital One Financial Corp.	500	18,635

Diversified Financial Services - 2.3%
CME Group, Inc.-Class A (b)	100	28,965
Hong Kong Exchanges and Clearing Ltd.	400	8,829
Japan Securities Finance Co., Ltd.	1,600	9,775

		47,569

Insurance - 2.0%
AMP Ltd. (a)	1,200	6,285
Intact Financial Corp.	200	9,058
Platinum Underwriters Holdings Ltd. (a)	400	17,220
QBE Insurance Group Ltd. (a)	600	10,092

		42,655

Real Estate Investment Trusts (REITs) - 0.8%
Vastned Retail NV	100	6,955
Weyerhaeuser Co. (a)	600	9,732

		16,687

Real Estate Management & Development - 5.5%
Cheung Kong Holdings Ltd.	1,000	15,313
Daito Trust Construction Co., Ltd. (a)	200	12,094
Hongkong Land Holdings Ltd. (a)	1,000	6,904
Hopewell Holdings Ltd. (a)	2,000	6,314
Hysan Development Co., Ltd.	2,000	7,746
Mitsui Fudosan Co., Ltd. (a)	1,000	18,910
Peet Ltd. (a)	2,900	5,391
Sun Hung Kai Properties Ltd. (a)	1,000	17,137
Swire Pacific Ltd. (a)	500	7,104
UOL Group Ltd. (a)	3,000	10,573

Company	Shares	U.S. $ Value
Wharf Holdings Ltd. (a)	1,000	$6,584

		114,070

		375,079

Consumer Discretionary - 17.7%
Auto Components - 0.4%
Cie Generale des Etablissements Michelin-Class B	100	7,990

Automobiles - 1.1%
Honda Motor Co., Ltd.	400	14,420
Peugeot SA (a)(c)	200	8,000

		22,420

Diversified Consumer Services - 0.5%
Invocare Ltd. (a)	900	5,772
Navitas Ltd. (a)	1,400	5,253

		11,025

Hotels, Restaurants & Leisure - 3.6%
Ajisen China Holdings Ltd.	10,000	18,005
Flight Centre Ltd. (a)	300	6,713
Millennium & Copthorne Hotels PLC	600	5,239
Starwood Hotels & Resorts Worldwide, Inc. (a)	400	21,656
Tatts Group Ltd. (a)	3,400	8,327
Whitbread PLC (a)	600	16,277

		76,217

Household Durables - 2.5%
Berkeley Group Holdings PLC (a)(c)	2,000	26,973
Electrolux AB (a)	300	7,267
Haier Electronics Group Co., Ltd. (c)	5,000	4,657
Harman International Industries, Inc. (a)(c)	300	10,065
Persimmon PLC (c)	800	4,370

		53,332

Leisure Equipment & Products - 0.5%
Sankyo Co., Ltd. (a)	200	10,656

Media - 3.7%
Amalgamated Holdings Ltd. (a)	1,100	6,761
Havas SA (a)	3,500	18,441
Liberty Media Corp. - Capital (a)(c)	400	23,016
Rea Group Ltd. (c)	600	6,325
Rightmove PLC (a)	1,400	17,848
Shaw Communications, Inc. (a)	200	4,289

		76,680

Multiline Retail - 0.9%
Mothercare PLC	700	5,896
Warehouse Group Ltd. (The) (a)	4,200	12,808

		18,704

Company	Shares	U.S. $ Value
Specialty Retail - 3.3%
Automotive Holdings Group (a)	2,400	$5,371
Inditex SA (a)	300	25,056
OSIM International Ltd.	8,000	7,197
PetSmart, Inc.	300	11,229
Praktiker Bau - und Heimwerkermaerkte Holding AG (a)	600	5,689
TJX Cos., Inc. (a)	300	13,767

		68,309

Textiles, Apparel & Luxury Goods - 1.2%
Cie Financiere Richemont SA	100	4,988
Coach, Inc.	200	10,000
Trinity Ltd. (a)	10,000	10,043

		25,031

		370,364

Industrials - 15.2%
Aerospace & Defense - 0.8%
Meggitt PLC	1,000	5,286
Rolls Royce Group-c Shrs	64,000	103
Rolls-Royce Group PLC (a)(c)	1,000	10,375

		15,764

Air Freight & Logistics - 1.3%
FedEx Corp.	300	26,316

Airlines - 1.7%
Air New Zealand Ltd.	7,400	7,632
Alaska Air Group, Inc. (c)	200	10,560
Cathay Pacific Airways Ltd. (a)	2,000	5,388
JetBlue Airways Corp. (a)(c)	1,000	6,980
Qantas Airways Ltd. (a)(c)	2,100	5,863

		36,423

Building Products - 0.2%
Assa Abloy AB	200	5,128

Commercial Services & Supplies - 1.0%
Aggreko PLC	200	5,047
Cabcharge Australia Ltd. (a)	1,100	6,184
De La Rue PLC (a)	400	4,088
Sthree PLC	1,200	5,634

		20,953

Construction & Engineering - 1.8%
China Railway Construction Corp. Ltd.-Class H (a)	5,500	6,886
Fomento de Construcciones y Contratas SA (a)	200	5,400
Hochtief AG (a)	200	17,343
NCC AB	400	8,535

		38,164

Electrical Equipment - 0.4%
Mitsubishi Electric Corp.	1,000	9,372

Company	Shares	U.S. $ Value
Industrial Conglomerates - 0.5%
Hutchison Whampoa Ltd. (a)	1,000	$9,889

Machinery - 2.2%
Danieli & C Officine Meccaniche SpA	800	11,942
IMI PLC	400	5,058
Toro Co. (The) (a)	400	22,704
Yangzijiang Shipbuilding Holdings Ltd.	4,000	5,798

		45,502

Marine - 0.6%
Clarkson PLC	700	11,945

Professional Services - 1.1%
Hays PLC	4,100	7,261
SAI Global Ltd.	3,000	12,852
Stantec, Inc. (c)	100	2,764

		22,877

Road & Rail - 1.7%
Canadian National Railway Co. (a)	100	6,477
MTR Corp.	1,000	3,817
Union Pacific Corp. (b)	300	26,304

		36,598

Trading Companies & Distributors - 1.4%
ITOCHU Corp.	1,100	9,640
Mitsubishi Corp.	800	19,216

		28,856

Transportation Infrastructure - 0.5%
Australian Infrastructure Fund (a)	2,900	5,625
Zhejiang Expressway Co., Ltd. (a)	4,000	4,059

		9,684

		317,471

Information Technology - 11.6%
Communications Equipment - 2.6%
QUALCOMM, Inc. (a)	500	22,565
Telefonaktiebolaget LM Ericsson-Class B (a)	2,500	27,494
ZTE Corp.-Class H	1,000	3,733

		53,792

Computers & Peripherals - 0.6%
Lexmark International, Inc.-Class A (a)(c)	300	11,409

Electronic Equipment, Instruments & Components - 2.6%
Hosiden Corp.	700	6,946
Hoya Corp.	400	9,343
Keyence Corp. (a)	100	24,775
Mitsumi Electric Co., Ltd.	800	13,603

		54,667

Internet Software & Services - 0.3%
Tencent Holdings Ltd.	300	6,904

IT Services - 1.5%
Computacenter PLC	2,900	16,995

Company	Shares	U.S. $ Value
DST Systems, Inc.	200	$8,654
Iress Market Technology Ltd. (a)	700	6,006

		31,655

Office Electronics - 1.5%
Konica Minolta Holdings, Inc.	2,000	19,326
Toshiba TEC Corp.	3,000	11,785

		31,111

Semiconductors & Semiconductor Equipment - 0.8%
Infineon Technologies AG (a)(c)	700	5,507
Intel Corp. (a)	600	12,042

		17,549

Software - 1.7%
Aveva Group PLC	200	4,773
Citrix Systems, Inc. (a)(c)	200	12,814
Red Hat, Inc. (c)	400	16,904

		34,491

		241,578

Materials - 11.2%
Chemicals - 2.6%
Agrium, Inc. (Toronto)	100	8,846
Linde AG (a)	200	28,774
Nitto Denko Corp. (a)	300	11,226
Yara International ASA	100	5,273

		54,119

Construction Materials - 0.8%
Adelaide Brighton Ltd. (a)	4,700	16,472

Containers & Packaging - 0.3%
Amcor Ltd. (a)	1,000	6,590

Metals & Mining - 6.3%
Aurubis AG (a)	400	20,556
Eldorado Gold Corp.	600	10,160
Ferrexpo PLC	2,300	11,950
Fosun International	4,000	3,309
Freeport-McMoRan Copper & Gold, Inc.	200	18,936
Fresnillo PLC	300	6,007
International Ferro Metals (c)	12,600	6,108
Jiangxi Copper Co., Ltd.-Class H (a)	4,000	11,118
Mineral Deposits Ltd. (c)	5,000	5,639
Nippon Coke & Engineering Co., Ltd.	5,000	8,152
OZ Minerals Ltd. (a)	4,400	6,786
Teck Resources Ltd. (a)	500	22,355

		131,076

Paper & Forest Products - 1.2%
Domtar Corp. (a)	200	15,872

Company	Shares	U.S. $ Value
Nippon Paper Group, Inc.	400	$10,156

		26,028

		234,285

Health Care - 8.9%
Biotechnology - 0.6%
Incyte Corp. Ltd. (a)(c)	800	13,328

Health Care Equipment & Supplies - 0.9%
Ansell Ltd. (a)	400	5,317
Cochlear Ltd. (a)	100	6,966
William Demant Holding AS (a)(c)	100	7,496

		19,779

Health Care Providers & Services - 2.1%
Express Scripts, Inc.-Class A (a)(c)	400	19,408
Humana, Inc. (a)(c)	200	11,658
Medipal Holdings Corp. (a)	1,000	11,663

		42,729

Life Sciences Tools & Services - 0.4%
Bruker Corp. (a)(c)	500	7,495

Pharmaceuticals - 4.9%
Astellas Pharma, Inc. (a)	700	26,041
AstraZeneca PLC	400	20,121
Eisai Co., Ltd. (a)	300	10,321
Novo Nordisk A/S-Class B (a)	100	10,500
Orion Oyj (a)	400	8,508
Teva Pharmaceutical Industries Ltd. (Sponsored ADR) (a)	500	25,950

		101,441

		184,772

Consumer Staples - 7.8%
Beverages - 1.5%
Heineken Holding NV (a)	400	17,253
Ito En Ltd.	800	12,842

		30,095

Food & Staples Retailing - 2.3%
Aeon Co., Ltd. (a)	1,100	12,955
Dairy Farm International Holdings Ltd.	900	7,020
Tesco PLC	3,000	20,531
Woolworths Ltd. (a)	300	8,328

		48,834

Food Products - 2.4%
China Yurun Food Group Ltd. (a)	3,000	11,650
HJ Heinz Co.	200	9,822
Morinaga Milk Industry Co., Ltd.	2,000	8,159
Robert Wiseman Dairies PLC	2,100	10,983
Wilmar International Ltd. (a)	2,000	9,938

		50,552

Company	Shares	U.S. $ Value
Household Products - 0.5%
Lion Corp. (a)	2,000	$10,795

Personal Products - 1.1%
Herbalife Ltd. (a)	200	12,772
Kose Corp.	400	9,601

		22,373

		162,649

Energy - 7.8%
Energy Equipment & Services - 0.5%
ProSafe SE (a)	800	5,276
Saipem SpA	100	4,443

		9,719

Oil, Gas & Consumable Fuels - 7.3%
AltaGas Ltd.	500	9,986
CNOOC Ltd.	7,000	14,578
ConocoPhillips	300	17,820
Enbridge, Inc. (a)	300	16,593
Hunting PLC	500	5,161
Itochu Enex Co., Ltd.	1,900	8,729
PetroChina Co., Ltd.-Class H	8,000	9,827
Soco International PLC (c)	900	4,523
Sunoco, Inc. (a)	600	22,482
Talisman Energy, Inc. (a)	700	12,690
Total SA (a)	400	21,773
Woodside Petroleum Ltd. (a)	200	8,553

		152,715

		162,434

Telecommunication Services - 2.4%
Diversified Telecommunication Services - 0.5%
BCE, Inc. (a)	100	3,354
Telecom Corp. of New Zealand Ltd. (a)	4,600	7,180

		10,534

Wireless Telecommunication Service - 1.9%
Drillisch AG (a)	800	6,834
Mobistar SA (a)	300	19,860
Softbank Corp. (a)	300	9,635
StarHub Ltd. (a)	2,000	4,108

		40,437

		50,971

Utilities - 1.1%
Electric Utilities - 0.8%
CLP Holdings Ltd. (a)	1,500	12,194
Endesa SA	200	5,547

		17,741

Independent Power Producers & Energy Traders - 0.3%
International Power PLC	800	5,338

Company	Shares	U.S. $ Value
		$23,079

Total Common Stocks (cost $1,968,824)		2,122,682

SHORT-TERM INVESTMENTS - 2.5%
Investment Companies - 2.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.17% (d) (cost $52,755)	52,755	52,755

Total Investments - 104.2% (cost $2,021,579)		2,175,437

SECURITIES SOLD SHORT - (81.4)%
Investment Companies - (6.0)%
Funds and Investment Trusts - (6.0)%
iShares S&P/TSX 60 Index Fund (cost $(121,603))	(7,000)	(125,669)

COMMON STOCKS - (75.4)%
Consumer Discretionary - (15.6)%
Auto Components - (1.5)%
Faurecia (c)	(500)	(13,564)
Tenneco, Inc. (c)	(300)	(9,786)
Toyota Industries Corp.	(300)	(8,461)

		(31,811)

Automobiles - (0.7)%
Piaggio & C SpA	(1,700)	(6,200)
Yamaha Motor Co., Ltd. (c)	(600)	(9,206)

		(15,406)

Distributors - (0.3)%
Pacific Brands Ltd. (c)	(4,800)	(5,112)

Diversified Consumer Services - (0.5)%
Weight Watchers International, Inc.	(300)	(10,047)

Hotels, Restaurants & Leisure - (4.4)%
Aristocrat Leisure Ltd.	(2,900)	(9,992)
Choice Hotels International, Inc.	(600)	(22,818)
Crown Ltd.	(1,300)	(10,646)
Greene King PLC	(800)	(5,361)
Ladbrokes PLC	(7,000)	(14,773)
Lottomatica SpA	(900)	(15,025)
Thomas Cook Group PLC	(1,700)	(4,928)
TUI Travel PLC	(1,300)	(4,399)
William Hill PLC	(1,800)	(4,631)

		(92,573)

Household Durables - (1.6)%
GUD Holdings Ltd.	(600)	(6,147)
Lennar Corp.-Class A	(500)	(7,255)
Sharp Corp.	(1,000)	(9,878)
Taylor Wimpey PLC (c)	(30,300)	(10,815)

		(34,095)

Leisure Equipment & Products - (0.9)%
Nikon Corp.	(1,000)	(18,886)

Company	Shares	U.S. $ Value
Media - (1.9)%
Modern Times Group AB	(200)	$ (14,369)
RCS MediaGroup SpA (c)	(3,000)	(4,780)
Regal Entertainment Group - Class A	(800)	(10,800)
United Business Media Ltd.	(500)	(5,270)
WPP PLC	(400)	(4,648)
		(39,867)
Multiline Retail - (2.2)%
David Jones Ltd.	(1,500)	(6,987)
Debenhams PLC (c)	(15,700)	(19,215)
Harvey Norman Holdings Ltd.	(2,800)	(9,137)
Isetan Mitsukoshi Holdings Ltd.	(1,000)	(11,034)
		(46,373)
Specialty Retail - (1.3)%
Komeri Co., Ltd.	(300)	(6,231)
Staples, Inc.	(1,000)	(20,470)
		(26,701)
Textiles, Apparel & Luxury Goods - (0.3)%
Billabong International Ltd.	(700)	(5,578)
		(326,449)
Industrials - (13.2)%
Aerospace & Defense - (1.6)%
BAE Systems PLC	(900)	(4,968)
Finmeccanica SpA	(400)	(5,590)
QinetiQ Group PLC	(3,000)	(5,162)
Triumph Group, Inc.	(200)	(16,718)
		(32,438)
Air Freight & Logistics - (0.3)%
Toll Holdings Ltd.	(1,000)	(6,083)
Airlines - (0.5)%
AMR Corp. (c)	(1,300)	(10,244)
Building Products - (0.6)%
Wienerberger AG (c)	(700)	(11,797)
Commercial Services & Supplies - (2.2)%
Brambles Ltd.	(1,200)	(7,504)
Downer EDI Ltd.	(3,000)	(14,898)
Rentokil Initial PLC (c)	(7,100)	(11,267)
RPS Group PLC	(1,500)	(4,931)
Spotless Group Ltd.	(3,000)	(6,717)
		(45,317)
Construction & Engineering - (2.2)%
Carillion PLC	(900)	(4,965)
Leighton Holdings Ltd.	(200)	(7,197)
Obayashi Corp.	(4,000)	(16,297)
Wavin NV (c)	(1,200)	(16,592)
		(45,051)
Electrical Equipment - (0.8)%
Mabuchi Motor Co., Ltd.	(200)	(10,587)

Company	Shares	U.S. $ Value
Vestas Wind Systems A/S (c)	(200)	$ (6,376)

		(16,963)

Industrial Conglomerates - (0.3)%
Cookson Group PLC (c)	(700)	(5,779)

Machinery - (2.1)%
Bodycote PLC	(1,300)	(5,509)
Bradken Ltd.	(700)	(5,629)
Caterpillar, Inc.	(100)	(7,860)
Fenner PLC	(2,200)	(9,208)
Mori Seiki Co., Ltd.	(800)	(7,813)
THK Co., Ltd.	(400)	(7,679)

		(43,698)

Professional Services - (0.8)%
Manpower, Inc.	(100)	(5,473)
Seek Ltd.	(800)	(5,673)
Teleperformance	(200)	(6,320)

		(17,466)

Road & Rail - (1.0)%
Hertz Global Holdings, Inc. (c)	(1,400)	(15,848)
National Express Group PLC (c)	(1,400)	(5,594)

		(21,442)

Trading Companies & Distributors - (0.2)%
SIG PLC (c)	(2,800)	(5,088)

Transportation Infrastructure - (0.6)%
Forth Ports PLC	(200)	(4,226)
Groupe Eurotunnel SA	(900)	(8,954)

		(13,180)

		(274,546)

Information Technology - (11.4)%
Communications Equipment - (3.0)%
Alcatel-Lucent (c)	(4,900)	(17,226)
Ciena Corp. (c)	(500)	(6,945)
Nokia Oyj	(1,000)	(10,680)
Research In Motion Ltd. (c)	(500)	(28,475)

		(63,326)

Computers & Peripherals - (1.0)%
Hewlett - Packard Co.	(500)	(21,030)

Electronic Equipment, Instruments & Components - (2.4)%
Halma PLC	(1,300)	(6,806)
Hitachi Ltd.	(2,000)	(9,039)
Kudelski SA	(400)	(10,231)
Omron Corp.	(700)	(16,216)
Shimadzu Corp.	(1,000)	(7,507)

		(49,799)

Internet Software & Services - (0.2)%
Telecity Group PLC (c)	(600)	(4,790)

Company	Shares	U.S. $ Value
IT Services - (1.3)%
Alliance Data Systems Corp. (c)	(200)	$(12,144)
Genpact Ltd. (c)	(600)	(9,540)
Logica PLC	(2,600)	(5,391)

		(27,075)

Office Electronics - (0.4)%
Xerox Corp.	(600)	(7,020)

Semiconductors & Semiconductor Equipment - (1.8)%
Advantest Corp.	(300)	(5,698)
Altera Corp.	(500)	(15,605)
MEMC Electronic Materials, Inc. (c)	(800)	(10,256)
Sumco Corp. (c)	(400)	(6,186)

		(37,745)

Software - (1.3)%
Konami Corp.	(400)	(7,039)
Misys PLC (c)	(1,100)	(4,953)
SDL PLC (c)	(600)	(5,778)
Square Enix Holdings Co., Ltd.	(400)	(8,354)

		(26,124)

		(236,909)

Financials - (10.3)%
Capital Markets - (2.4)%
Daiwa Securities Group, Inc.	(2,000)	(8,154)
ICAP PLC	(700)	(5,114)
IOOF Holdings Ltd.	(900)	(6,339)
Macquarie Group Ltd.	(200)	(7,111)
SBI Holdings, Inc.	(50)	(6,090)
TD Ameritrade Holding Corp. (c)	(700)	(11,963)
Tullett Prebon PLC	(800)	(5,088)

		(49,859)

Commercial Banks - (4.2)%
Australia & New Zealand Banking Group Ltd.	(300)	(7,319)
Banca Monte dei Paschi di Siena SpA (c)	(6,600)	(9,290)
Bank of Queensland Ltd.	(500)	(5,099)
East West Bancorp, Inc.	(700)	(12,341)
Mitsubishi UFJ Financial Group, Inc.	(1,900)	(8,818)
National Australia Bank Ltd.	(400)	(10,011)
Sumitomo Trust & Banking Co., Ltd. (The)	(2,000)	(10,920)
US Bancorp	(1,000)	(24,180)

		(87,978)

Consumer Finance - (1.0)%
American Express Co.	(500)	(20,730)

Diversified Financial Services - (0.7)%
London Stock Exchange Group PLC	(400)	(4,702)
Moody’s Corp.	(400)	(10,824)

		(15,526)

Insurance - (1.3)%
Suncorp-Metway Ltd.	(1,200)	(10,833)
T&D Holdings, Inc.	(350)	(7,147)

Company	Shares	U.S. $ Value
Tower Australia Group Ltd.	(3,800)	$(8,990)

		(26,970)

Real Estate Investment Trusts (REITs) - (0.3)%
Stockland	(1,400)	(5,184)

Real Estate Management & Development - (0.4)%
Grainger PLC	(2,600)	(4,434)
IVG Immobilien AG (c)	(600)	(4,562)

		(8,996)

		(215,243)

Materials - (7.2)%
Chemicals - (2.0)%
CF Industries Holdings, Inc.	(100)	(12,253)
K+S AG	(200)	(13,914)
Showa Denko KK	(4,000)	(7,314)
Taiyo Nippon Sanso Corp.	(1,000)	(8,021)

		(41,502)

Construction Materials - (1.0)%
Brickworks Ltd. (c)	(500)	(5,574)
Fletcher Building Ltd.	(1,500)	(9,398)
Holcim Ltd.	(100)	(6,229)

		(21,201)

Containers & Packaging - (0.8)%
Pactiv Corp. (c)	(500)	(16,590)

Metals & Mining - (3.4)%
African Minerals Ltd. (c)	(2,000)	(13,973)
Lonmin PLC (c)	(200)	(5,598)
Nyrstar	(400)	(5,900)
Salzgitter AG	(200)	(14,350)
SSAB AB	(600)	(7,422)
Sumitomo Metal Industries Ltd.	(3,000)	(6,963)
United States Steel Corp.	(400)	(17,116)

		(71,322)

		(150,615)

Consumer Staples - (6.7)%
Beverages - (2.8)%
Britvic PLC	(600)	(4,637)
Diageo PLC	(1,200)	(22,137)
Kirin Holdings Co., Ltd.	(1,000)	(13,704)
Pernod-Ricard SA	(200)	(17,777)

		(58,255)

Food & Staples Retailing - (0.9)%
Lawson, Inc.	(300)	(13,629)
Metcash Ltd.	(1,300)	(5,565)

		(19,194)

Food Products - (1.9)%
Goodman Fielder Ltd.	(3,800)	(5,525)
Kikkoman Corp.	(2,000)	(21,553)

Company	Shares	U.S. $ Value
Mead Johnson Nutrition Co.-Class A	(200)	$(11,764)

		(38,842)

Household Products - (0.5)%
Mcbride PLC	(4,000)	(11,458)

Personal Products - (0.3)%
Oriflame Cosmetics SA	(100)	(5,667)

Tobacco - (0.3)%
Imperial Tobacco Group PLC	(200)	(6,406)

		(139,822)

Health Care - (6.1)%
Health Care Equipment & Supplies - (2.0)%
Beckman Coulter, Inc.	(200)	(10,648)
Medtronic, Inc.	(600)	(21,126)
Stryker Corp.	(200)	(9,898)

		(41,672)

Health Care Providers & Services - (1.0)%
Nichii Gakkan Co.	(900)	(7,749)
Rhoen Klinikum AG	(300)	(7,012)
Sonic Healthcare Ltd.	(600)	(6,402)

		(21,163)

Pharmaceuticals - (3.1)%
Chugai Pharmaceutical Co., Ltd.	(700)	(12,273)
Dainippon Sumitomo Pharma Co., Ltd.	(700)	(6,322)
Elan Corp. PLC (c)	(900)	(4,995)
GlaxoSmithKline PLC	(200)	(3,905)
Hikma Pharmaceuticals PLC	(400)	(5,043)
Meda AB	(1,400)	(11,513)
Rohto Pharmaceutical Co., Ltd.	(1,000)	(12,389)
UCB SA	(200)	(7,758)

		(64,198)

		(127,033)

Energy - (3.2)%
Energy Equipment & Services - (1.6)%
Baker Hughes, Inc.	(400)	(18,532)
Cie Generale de Geophysique-Veritas (c)	(600)	(14,015)

		(32,547)

Oil, Gas & Consumable Fuels - (1.6)%
Consol Energy, Inc.	(300)	(11,028)
Heritage Oil PLC	(900)	(4,966)
TonenGeneral Sekiyu KK	(2,000)	(17,828)

		(33,822)

		(66,369)

Telecommunication Services - (1.1)%
Wireless Telecommunication Services - (1.1)%
Freenet AG	(1,100)	(13,948)
Sprint Nextel Corp. (c)	(2,400)	(9,888)

		(23,836)

Company	Shares	U.S. $ Value
Utilities - (0.6)%
Gas Utilities - (0.4)%
Gas Natural SDG SA	(600)	$(8,789)

Independent Power Producers & Energy Traders - (0.2)%
EDP Renovaveis SA (c)	(700)	(4,061)

		(12,850)

Total Common Stocks (proceeds $1,486,412)		(1,573,672)

Total Securities Sold Short (proceeds $1,608,015)		(1,699,341)

Total Investments, Net of Securities Sold Short - 22.8% (cost $413,564) (e)		476,096
Other assets less liabilities - 77.2%		1,610,430

Net Assets - 100.0%		$2,086,526

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at October 31, 2010	Unrealized Appreciation/ (Depreciation)
Sold Contracts
Hang Seng China ENT Index	1	November 2010	$88,025	$84,612	$3,413
Hang Seng Index	1	November 2010	152,286	148,189	4,097
SGX MSCI Singapore Index	1	November 2010	58,144	57,097	1,047

					$8,557

CALL OPTIONS WRITTEN

Description	Contracts (f)	Exercise Price	Expiration Month	U.S. $ Value
Capital One Financial Corp.	5	$43.00	November 2010	$40
Coach, Inc.	2	48.00	November 2010	550
Fedex Corp.	3	95.00	November 2010	93
Goldman Sachs Group, Inc.	1	170.00	November 2010	90

(premiums received $499)				$773

PUT OPTIONS WRITTEN

Description	Contracts (f)	Exercise Price	Expiration Month	U.S. $ Value
American Express Co.	5	37.00	November 2010	$70
Research In Motion	5	42.50	November 2010	20
United States Steel Corp.	4	39.00	November 2010	176

(premiums received $711)				$266

(a)	Securities, or a portion thereof, with an aggregate market value of $1,233,390 have been segregated to collateralize short sales.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of the collateral amounted to $55,269.
(c)	Non-income producing security.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of October 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $195,729 and gross unrealized depreciation of investments was $(133,197), resulting in net unrealized appreciation of $62,532.
(f)	One contract relates to 100 shares.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Market Neutral Strategy - Global

Portfolio of Investments

October 31, 2010 (unaudited)

COUNTRY BREAKDOWN *

23.6%	United States
16.0%	Japan
11.5%	United Kingdom
8.4%	Australia
6.4%	Hong Kong
6.3%	Canada
4.7%	China
3.9%	Germany
2.6%	France
2.2%	Sweden
2.0%	Singapore
1.7%	Spain
8.3%	Other
2.4%	Short-Term Investments

100.0%	Total Investments

*	All data are as of October 31, 2010. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.4% or less in the following countries: Belgium, Bermuda, Denmark, Finland, Israel, Italy, Netherlands, New Zealand, Norway and Switzerland.

16

AllianceBernstein Market Neutral Strategy - Global

October 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of October 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Financials	$131,127	$243,952	$—	$375,079
Consumer Discretionary	94,022	276,342	—	370,364
Industrials	119,684	197,684	103	317,471
Information Technology	84,388	157,190	—	241,578
Materials	76,169	158,116	—	234,285
Health Care	77,839	106,933	—	184,772
Consumer Staples	40,597	122,052	—	162,649
Energy	79,571	82,863	—	162,434
Telecommunication Services	3,354	47,617	—	50,971
Utilities	—	23,079	—	23,079
Short-Term Investments	52,755	—	—	52,755
Liabilities:
Investment Companies	—	(125,669)	—	(125,669)
Common Stocks
Consumer Discretionary	(81,176)	(245,273)	—	(326,449)
Industrials	(56,143)	(218,403)	—	(274,546)
Information Technology	(121,695)	(115,214)	—	(236,909)
Financials	(80,038)	(135,205)	—	(215,243)
Materials	(59,932)	(90,683)	—	(150,615)
Consumer Staples	(11,764)	(128,058)	—	(139,822)
Health Care	(41,672)	(85,361)	—	(127,033)
Energy	(29,560)	(36,809)	—	(66,369)
Telecommunication Services	(9,888)	(13,948)	—	(23,836)
Utilities	—	(12,850)	—	(12,850)

Total Investments in Securities	267,638	208,355 +	103	476,096
Other Financial Instruments* :
Assets
Futures Contracts	8,557	—	—	8,557
Liabilities
Call Options Written	—	(773)	—	(773)
Put Options Written	—	(266)	—	(266)

Total	$276,195	$207,316	$103	$483,614

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Industrials	Total
Balance as of 8/2/2010	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	2	2
Net purchases (sales)	101	101
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 10/31/10	$103	$103

Net change in unrealized appreciation/depreciation from Investments held as of 10/31/10	$2	$2

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 22, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 22, 2010